Contractual Assets with Customers - Exclusive Rights (Tables)	12 Months Ended
Dec. 31, 2023
Receivables from contracts with customers [abstract]
Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes

Changes are shown below:

Balance as of December 31, 2020	1,706,331
Additions	689,986
Amortization	(282,521)
Transfers	(34,570)
Balance as of December 31, 2021	2,079,226
Additions	637,502
Amortization	(504,907)
Transfers	(6,230)
Balance as of December 31, 2022	2,205,591
Additions	664,363
Amortization	(607,446)
Balance as of December 31, 2023	2,262,508

Current	787,206
Non-current	1,475,302